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                                     [LETTERHEAD]


                                  BETHANY S. BRAND
                                  (612) 340-6319



                                  January 6, 1999

Securities and Exchange Commission           VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.                       ---------------------------
Washington, D.C.  20549

     Re:  Fortis Equity Portfolios, Inc.
          File No.:002-11387

Dear Sir or Madam:

          Pursuant to Rule 497(j), Fortis Equity Portfolios, Inc. certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #81 filed December 31, 1998); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                             Very truly yours,

                                             /s/ Bethany S. Brand

                                             Bethany S. Brand
cc:  Kathleen Prudhomme
     Rick Ertel